STOCKHOLDERS EQUITY - Vallon - 10-K (DEFICIT)	9 Months Ended
Sep. 30, 2023
Equity [Line Items]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS’ EQUITY
Common Stock
In connection with signing the Merger Agreement, Vallon, Private GRI and the Investor entered the Equity SPA pursuant to which the Investor agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes in return for the issuance of shares of Private GRI’s common stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, Private GRI issued 6,787,219 shares of Private GRI’s common stock (the Initial Shares) to the Investor and 27,148,877 shares of Private GRI’s common stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 253,842 shares of the Company’s common stock and the Additional Shares converted into an aggregate of 1,015,368 shares of the
Company’s common stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and the Investor authorized the escrow agent to, subject to beneficial ownership limitations, disburse to the Investor all of the shares of the Company’s common stock issued in exchange for the Additional Shares.
Redeemable Common Stock
In November 2018, Private GRI entered into an agreement with a stockholder pursuant to which the stockholder had the right to require Private GRI to purchase all or a portion of 7,816 shares of Private GRI’s common stock held by the stockholder for $15.88 per share (the Put Right). The Put Right was exercisable (i) for a period commencing thirty days prior to the day Private GRI completed an equity or debt financing and ending fifteen business days thereafter, or (ii) at any time following a breach of the agreement by Private GRI.
Management assessed the Put Right and determined that (i) it was not freestanding and, therefore, was not required to be classified as a liability and (ii) it could be exercised by the stockholder at any time, which was not within Private GRI’s control. Therefore, the common shares subject to the Put Right were classified in mezzanine equity. In December 2022, the stockholder exercised the Put Right and Private GRI redeemed the 7,816 shares of Private GRI’s common stock for $124 ($15.88 per share). The redeemed shares were retired by Private GRI. The share numbers and exercise or conversion prices in this section of Note 9 entitled “Redeemable Common Stock” reflect the Exchange Ratio retroactively.
Common Stock Warrants
Pursuant to the Equity SPA, on May 8, 2023, the Company issued to the Investor (i) Series A-1 Warrants to purchase 1,269,210 shares of the Company’s common stock at an exercise price of $13.51, (ii) Series A-2 Warrants to purchase 1,142,289 shares of the Company’s common stock at an exercise price of $14.74 , and (iii) Series T Warrants to purchase (x) 814,467 shares of the Company’s common stock at an exercise price of $12.28 and (y) upon exercise of the Series T Warrants, 814,467 additional Series A-1 Warrants and Series A-2 Warrants, each to purchase 814,467 shares of the Company’s common stock at an exercise price of $13.51 and $14.74, respectively (collectively, the Equity Warrants).
The Series A-1 Warrants have a term of 60 months from the date all shares underlying the Series A-1 Warrants are freely tradable. The A-2 warrants have a 2-year term and expire in June 2025. Series T Warrants have a term of 24 months from the date all shares underlying Series T Warrants are freely tradable. As noted in Note 2. Liquidity, the Company may force the exercise of the Series T Warrants subject to the satisfaction of certain equity conditions. The Equity Warrants include certain contingent cashless exercise features and contain certain other rights with regard to asset distributions and fundamental transactions. The exercise price of the Series A-1 Warrants is subject to adjustment for certain dilutive issuances, and all of the Equity Warrants are subject to standard antidilution adjustments. All of the Equity Warrants were outstanding as of September 30, 2023. The Equity Warrants were classified as equity and the allocated fair value of $5,675 is included in additional paid in capital.
Pursuant to the Bridge SPA, upon the funding of each tranche of the Bridge Note, the Investor received the Bridge Warrants. The Bridge Warrants had an exercise price of $1.33 per share, were exercisable at any time on or after the applicable issuance date and had a term of 60 months from the date all shares underlying the Bridge Warrants are freely tradable. Upon the completion of the Merger the Bridge Warrants were exchanged for the Exchange Warrants to purchase an aggregate of 421,589 shares of the Company’s common stock. The Exchange Warrants contain substantively similar terms to the Bridge Warrants, and have an initial exercise price equal to $14.73 per share subject to adjustments for splits and recapitalization events. All of the Bridge Warrants were outstanding as of September 30, 2023. The Bridge Warrants were classified as equity and the allocated fair value of $2,860 is included in additional paid in capital.
In connection with the Closing, Private GRI granted its financial advisor warrants (the Advisor Warrants) to purchase shares of Private GRI’s common stock, which, at the Effective Time, became exercisable for an aggregate of 2,402 shares of the Company’s common stock at an exercise price of $61.39 per share. The Advisor Warrants have a five-year term. All of the Advisor Warrants were outstanding as of September 30, 2023. The Advisor Warrants were classified as equity and the fair value of $18 is included in additional paid in capital.
The Black-Scholes option-pricing model was used to estimate the fair value of the Equity Warrants, the Exchange Warrants and the Advisor Warrants with the following weighted-average assumptions:

Volatility	167.6%
Expected term in years	1.69
Dividend rate	0.0%
Risk-free interest rate	4.37%
As of September 30, 2023, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
8,629	$34.76	November 2023
1,438	$34.76	December 2023
1,142,289	$14.74	June 2025
3,758	$300.00	February 2026
24,667	$28.15	May 2027
1,168	$0.01	July 2027
2,402	$61.39	April 2028
421,590	$14.73	60 months after registration date
1,269,210	$13.51	60 months after registration date
814,467	$12.28	24 months after registration date

Vallon Pharmaceuticals, Inc.
Equity [Line Items]
STOCKHOLDERS’ EQUITY	STOCKHOLDERS EQUITY (DEFICIT)
Common Stock
In February 2021, the Company completed its IPO of 2,250,000 shares of common stock at a public offering price of $8.00 per share. As a result of the IPO, the Company received approximately $15,500 in net proceeds, after deducting discounts and commissions of $1,600 and offering expenses of approximately $905.
On May 17, 2022, the Company sold 3,700,000 shares of common stock pursuant to a securities purchase agreement at a purchase price of $1.0632 per share in a registered direct offering (the Offering). The gross proceeds from the Offering were approximately $3,900, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company of approximately $572 of which $85 related to the warrants was expensed.
Common Stock Warrants
In connection with the IPO, the Company granted the underwriters warrants (the Underwriters' Warrants) to purchase an aggregate of 112,500 shares of common stock at an exercise price of $10.00 per share. The Underwriters’ Warrants have a five-year term and became exercisable after August 12, 2021. The warrants were classified as equity and the fair value of $399 is reflected as additional paid-in capital. The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%
In connection with the Offering, the Company issued warrants to purchase an aggregate of 3,700,000 shares of common stock at an exercise price of $0.9382 per share (May 2022 Warrant Agreement). The warrants have a five-year term. The warrants were classified as a liability and are revalued at each balance sheet date.
The May 2022 Warrant Agreement entitled the holders to receive one share of common stock for each warrant in lieu of the aggregate number of shares of common stock that would have been received using the cashless exercise formula set forth in the May 2022 Warrant Agreement (Alternate Cashless Exercise). In July 2022, the Company amended the terms of the May 2022 Warrant Agreement to obligate each warrant holder who signed the warrant amendment (Applicable Holder) to effect an Alternate Cashless Exercise, in whole, by August 10, 2022 (the Expiration Date). If the warrants held by the Applicable Holders were not exercised by the Expiration Date, they were automatically exercised pursuant to the Alternate Cashless Exercise. A total of 2,220,000 warrants were exercised pursuant to the May 2022 Warrant Agreement amendment. In December 2022, an additional 740,000 warrants were exercised pursuant to the Alternate Cashless Exercise under the original terms of the May 2022 Warrant Agreement. As a result of the warrant conversions, the Company recognized a $782 reversal of the warrant liability and a loss of $506. The fair value of $122 as of December 31, 2022 is reflected in warrant liability on the accompanying Balance Sheets (Note 4).
As of December 31, 2022, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
112,500	$10.00	February 12, 2026
740,000	$0.9382	May 17, 2027